Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 01, 2021
Redeemable Noncontrolling Interest
Beginning balance	$ 848	$ 28	$ (245)
Merger of BuzzFeed Japan and HuffPost Japan	510
Allocation of net (income) loss	936	820	273
Ending balance	$ 2,294	$ 848	$ 28
BuzzFeed Japan
Redeemable Noncontrolling Interest [Line Items]
Ownership (In percentage)	49.00%
Yohoo Japan's
Redeemable Noncontrolling Interest [Line Items]
Ownership (In percentage)				24.50%